EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                    EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                     EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                       EATON VANCE TEXAS MUNICIPALS FUND

                SUPPLEMENT TO PROSPECTUS DATED DECEMBER 1, 1997

                      EATON VANCE ALABAMA MUNICIPALS FUND
                      EATON VANCE ARKANSAS MUNICIPALS FUND
                      EATON VANCE GEORGIA MUNICIPALS FUND
                      EATON VANCE KENTUCKY MUNICIPALS FUND
                     EATON VANCE LOUISIANA MUNICIPALS FUND
                      EATON VANCE MARYLAND MUNICIPALS FUND
                      EATON VANCE MISSOURI MUNICIPALS FUND
                   EATON VANCE NORTH CAROLINA MUNICIPALS FUND
                       EATON VANCE OREGON MUNICIPALS FUND
                   EATON VANCE SOUTH CAROLINA MUNICIPALS FUND
                     EATON VANCE TENNESSEE MUNICIPALS FUND
                      EATON VANCE VIRGINIA MUNICIPALS FUND

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 1998

                     EATON VANCE CALIFORNIA MUNICIPALS FUND
                      EATON VANCE FLORIDA MUNICIPALS FUND
                   EATON VANCE MASSACHUSETTS MUNICIPALS FUND
                    EATON VANCE MISSISSIPPI MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
                      EATON VANCE NEW YORK MUNICIPALS FUND
                        EATON VANCE OHIO MUNICIPALS FUND
                    EATON VANCE RHODE ISLAND MUNICIPALS FUND
                   EATON VANCE WEST VIRGINIA MUNICIPALS FUND

               SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 1998



1. The following replaces the description of the Class A contingent deferred sales charge ("CDSC") in the second footnote under "Shareholder and Fund Expenses":

          No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a CDSC of 1.00% will be imposed on such investments in the event of most redemptions within 24 months of purchase.

2. The following replaces the current sales charge and dealer commission table under "How to Buy Shares":

                                        Sales Charge        Sales Charge        Dealer Commission
                                        as Percentage of    as Percentage of    as Percentage of
Amount of Purchase                      Offering Price      Amount Invested     Offering Price
Less than $25,000                           4.75%               4.99%                4.50%
$25,000 but less than $100,000              4.50                4.71                 4.25
$100,000 but less than $250,000             3.75                3.90                 3.50
$250,000 but less than $500,000             3.00                3.09                 2.75
$500,000 but less than $1,000,000           2.00                2.04                 2.00
$1,000,000 or more                          0.00*               0.00*                1.00

*No sales charge is payable at the time of purchase on investments of $1 million or more.  A CDSC of 1.00% will be imposed on such investments (as described below) in the event of most redemptions within 24 months of purchase.


3. The following replaces the description of the Class A CDSC under "How to Redeem Shares":

          CLASS A SHARES. If Class A shares are purchased at net asset value because the purchase amount is $1 million or more (as described under "How to Buy Shares"), they will be subject to a 1.00% CDSC if redeemed within 24 months of purchase.











August 1, 1998                                                       MILLPS 2/99